Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of share capital

	December 31, 2021		December 31, 2020
(in thousands of U.S. dollars)	Number of shares issued (repurchased)	Share capital	Number of shares issued (repurchased)	Share capital

Beginning balance	193,175,802	$1,192,963	194,021,133	$1,201,061
Bought deal offering	15,480,725	161,842	—	—
Debentures conversion	16,449,980	206,798	—	—
U.S. initial public offering and private placement	46,248,746	547,605	—	—
Shares issued under DRIP (1)	531,667	5,674	584,974	4,388
Stock-based compensation exercised (2)	517,192	2,957	498,872	2,977
Shares repurchased and reserved for restricted share awards (3)	(228,066)	(3,056)	(61,502)	(541)
Shares repurchased under put rights on common shares issued to acquire Starlight U.S. Multi-Family (No. 5) Core Fund	—	—	(1,867,675)	(14,922)
Ending balance	272,176,046	$2,114,783	193,175,802	$1,192,963
(1) In 2021, 531,667 (2020 - 584,974) common shares were issued under the DRIP at an average price of $10.67 (2020 - $7.50) per share.
(2) In 2021, 517,192 (2020 - 498,872) common shares were issued upon the exercise of 501,728 (2020 - 260,907) vested deferred share units (DSUs) and 281,666 (2020 - 644,717) vested stock options.
(3) In 2021, 228,066 (2020 - 61,502) shares were reserved at $13.40 (2020 - $8.80) per share in order to settle restricted share awards granted to employees in 2021 and DRIP with respect to restricted share awards granted in prior years. The restricted shares granted in 2021 will vest in five to twelve years from the grant date.